Operating leases (Tables)	9 Months Ended
Sep. 30, 2019
Operating leases
Schedule of Operating leases

The difference in measurement between the right of use asset and lease liability is included in general and administrative expenses in the consolidated statement of operations.

	As at
	Sep 30, 2019	Dec 31, 2018
Operating lease, right of use asset	1,839,800	2,169,158
Total operating leases, right of use asset	1,839,800	2,169,158

Current portion of operating lease obligations	342,504	477,147
Non-current portion of operating lease obligations	1,196,394	1,491,507
Total operating leases obligations	1,538,898	1,968,654

	Three months ended
	Sep 30, 2019	Sep 30, 2018
Foreign exchange on operating leases	62,019	165,908
Total foreign exchange on operating leases	62,019	165,908

	Nine months ended
	Sep 30, 2019	Sep 30, 2018
Foreign exchange on operating leases	100,398	165,908
Total foreign exchange on operating leases	100,398	165,908

Schedule of Operating Lease, Liability, Maturity

As of September 30, 2019, the Company had the following undiscounted operating lease commitments:

	2019(1)	2020	2021	2022	2023	2024‑2026
Office space	137,106	339,772	296,499	303,198	309,341	689,727
	137,106	339,772	296,499	303,198	309,341	689,727

Three-month period ending December 31, 2019.